SHAREHOLDERS' EQUITY (Details Textual B) - USD ($)	1 Months Ended		3 Months Ended						6 Months Ended		12 Months Ended
	Feb. 19, 2014	Feb. 15, 2013	Jun. 30, 2015	Mar. 24, 2015	Dec. 31, 2014	Sep. 30, 2014	Jun. 30, 2014	Sep. 30, 2013	Jun. 30, 2015	Jun. 30, 2014	Dec. 31, 2014	Dec. 31, 2013	Apr. 09, 2014	Sep. 18, 2013	Jan. 17, 2013
Common Stock, Shares Authorized			150,000,000		150,000,000				150,000,000		150,000,000	150,000,000
Common stock, par value			$ 0.001		$ 0.001				$ 0.001		$ 0.001	$ 0.001
Share-based Goods and Non-employee Services Transaction, Quantity of Securities Issued											85,000
Stock Issuance Expenses									$ 26,600	$ 82,500	$ 1,496,146,000
Share-based Compensation Expense			$ 121,554				$ 361,938		$ 751,710	$ 926,164	1,509,005,000	$ 2,254,898,000
Share-based Compensation Arrangement by Share-based Payment Award, Options, Grants in Period, Weighted Average Grant Date Fair Value									$ 0.14
Share-based Compensation, Total									$ 19,450
Stock To Be Issued During Period For Services Value									285,142
Aggregate intrinsic value, Outstanding			0		$ 3,885				$ 0		3,885
Restricted stock, vested, expense			$ 120,983				$ 748,999
Debt Exchange 2 [Member]
Debt exchanged											$ 779,000,000
Stock issued									1,900,000		1,900,000
Debt Exchange 1 [Member]
Debt exchanged									$ 742,300		$ 742,300
Share conversion price									$ 0.40		$ 0.40
Stock issued									1,855,747		1,855,747
2013 Equity Plan [Member]
Common Stock, Shares Authorized			10,000,000		10,000,000				10,000,000		10,000,000
Share-based Compensation Arrangement by Share-based Payment Award, Options, Outstanding, Number			62,000						62,000
Stock Issued During Period, Shares, Issued for Services									1,071,772		937,844
Available for future grant			459,489		678,917				459,489		678,917
Stock Issued During Period, Shares, New Issues									21,000		92,000
Share-based Compensation Expense									$ 361,938
Employee stock option term									6 years
Share-based Compensation Arrangement by Share-based Payment Award, Options, Grants in Period, Weighted Average Grant Date Fair Value											$ 0.31
Class of Warrant or Right, Outstanding			123,500						123,500
Units outstanding			8,345,239						8,345,239
2014 Equity Plan [Member]
Common Stock, Shares Authorized			20,000,000						20,000,000
Stock Issued During Period, Shares, Issued for Services									10,390,000
Available for future grant			9,630,000						9,630,000
Units outstanding			10,390,000						10,390,000
Employee Stock Option [Member]
Granted					75,000	75,000			21,000		66,500
Share-based Compensation Arrangement by Share-based Payment Award, Options, Outstanding, Number			113,000		113,000				113,000		113,000	21,000
Share-based Compensation Expense						$ 27,750
Employee stock option term									9 years 2 months 12 days		9 years 10 months 24 days
Aggregate intrinsic value, Outstanding					$ 388,500						$ 388,500
Investor Relations Agreement [Member]
Common Stock, Shares Authorized													300,000	690,000	250,000
Share-based Goods and Non-employee Services Transaction, Quantity of Securities Issued									600,000	300,000	690,000	50,000
Stock Issued During Period, Shares, New Issues											1,195,000	450,000
Stock Issuance Expenses						$ 1,000		$ 26,000	$ 187,500	$ 159,450	$ 358,000,000	$ 229,950,000
Consultant [Member]
Share-based Goods and Non-employee Services Transaction, Quantity of Securities Issued									200,000		200,000
Granted									100,000		100,000
Stock Issued During Period, Shares, Issued for Services									126,296		126,296
Stock To Be Issued During Period For Services Value									$ 55,521		$ 55,521
Restricted stock issued									10,370,000
Restricted stock, vested, expense			$ 120,983						$ 614,916
Dillen [Member]
Granted									200,000		200,000
Share-based Compensation not yet vested									400,000		400,000
Share-based Compensation Arrangement by Share-based Payment Award, Options, Outstanding, Number			350,000		200,000				350,000		200,000
Stock Issued During Period, Shares, Issued for Services									600,000		600,000
Stock unit, vested during period											250,000
Share-based Compensation Expense									$ 75,932		$ 92,544,000
Consultant 2 [Member]
Granted											100,000
Stock Issued During Period, Shares, Issued for Services									85,000		343,907
Share-based Compensation, Total											$ 101,300,000
Stock To Be Issued During Period For Services Value									$ 37,900
January2013DebentureMember
Stock issued	190,304
Jan 2014 Convertible Debenture [Member]
Granted									250,000		250,000
Investment Warrants, Exercise Price				$ .30					$ 0.50		$ .50
Investment Warrants Expiration Date									Feb. 13, 2019		Feb. 13, 2019
September 2014 Debenture [Member]
Stock issued									230,000
Dawson James [Member]
Investment Warrants, Exercise Price									$ 0.10		$ 0.10
Investment Warrants Expiration Date									Dec. 06, 2018		Dec. 06, 2018
Class of Warrant or Right, Outstanding			380,973		380,973				380,973		380,973
Compensation For Consulting Services			$ 50,000		$ 50,000				$ 50,000		$ 50,000
Compensation For Consulting Services Rate			8.00%		8.00%				8.00%		8.00%
Principal And Accrued Interest Of Warrant			$ 54,548		$ 54,548				$ 54,548		$ 54,548
January Fifteen 2013 Line Of Credit [Member]
Stock issued									1,190,411		1,190,411
Stock Unit [Member]
Granted		300,000									852,273
Share Based Compensation Arrangement by Share Based Payment Award Options Vested In Period		224,993							41,667
Stock unit, vested during period		183,326
Share-based Compensation Expense		$ 71,039,000							$ 11,667		$ 281,250,000
Stock Unit [Member] | BoardComp [Member]
Granted			85,714						171,428
Stock Issuance Expenses			$ 12,000						$ 24,000
Stock Unit [Member] | Board of Directors Chairman [Member]
Granted									500,000		136,144
Stock Issuance Expenses									$ 37,000
Share-based Compensation Expense									$ 1,184,250		$ 48,000,000
Stock Unit 2 [Member]
Granted		6,000,000									75,000
Share Based Compensation Arrangement by Share Based Payment Award Options Vested In Period		2,000,000							500,000
Share-based Compensation not yet vested		4,000,000
Stock Issued During Period, Shares, Issued for Services		852,273
Stock unit, vested during period		5,500,000
Share-based Compensation Expense		$ 2,139,000,000	$ 210,000								$ 6,352,000
Stock Unit1 [Member]
Granted									10,763,243		1,801,985